Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowings	$ 1,198,030	$ 1,216,400
Less: Deferred finance costs, net	(11,373)	(11,453)
Add: bond premium	752	890
Less: current portion of long-term debt, net of deferred finance costs	(91,652)	(50,964)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,095,757	1,154,873
Total credit facilities
Debt Instrument [Line Items]
Total borrowings	1,030,231	1,147,879
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Total borrowings	670,000	670,000
Term Loan B
Debt Instrument [Line Items]
Total borrowings	196,800	197,824
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Total borrowings	0	51,750
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Total borrowings	0	32,841
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Total borrowings	29,982	31,206
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Total borrowings	0	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Total borrowings	41,016	42,578
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Total borrowings	43,009	46,846
BNP Paribas $44,000
Debt Instrument [Line Items]
Total borrowings	30,000	32,000
HSH $24,000
Debt Instrument [Line Items]
Total borrowings	19,424	20,568
AVIC International leasing Co, Ltd
Debt Instrument [Line Items]
Total borrowings	102,257	0
CMB Financial Leasing Co.
Debt Instrument [Line Items]
Total borrowings	$ 65,542	$ 68,521